13. Income Taxes - (Details - Reconciliation of income tax expense (benefit))	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax benefit at statutory federal rate	0.00%	0.00%
Increase (decrease) in rate(s) resulting from:
Foreign operations, net	3.80%	(0.80%)
Change in deferred taxes	17.20%	21.80%
Change in valuation allowance	(17.20%)	(21.80%)
Total	3.80%	(0.80%)